Commitments (Details) - 12 months ended Jun. 30, 2025	USD ($)	AUD ($)	GBP (£)
Commitments [Line Items]
License fee payable	$ 25,000	$ 35,000	£ 18,000
CRT [Member]
Commitments [Line Items]
License fee payable		$ 17,500	£ 9,000